Loan and Security Agreement	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
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Loan and Security Agreement

Note 6 – Loan and Security Agreement

On January 14, 2011, the Company entered into a Loan Agreement with SVB under which SVB agreed to make advances under a revolving line of credit of up to $15.0 million, subject to certain restrictions. Advances under the Loan Agreement may be used solely for working capital purposes. Borrowings, if any, under the Loan Agreement bear interest at the greater of SVB’s prime rate or 4.00% plus 50 basis points. The Loan Agreement provides for a first priority perfected lien on, and pledge of, all of the Company’s present and future property and assets. The Loan Agreement originally had a maturity date of January 14, 2013, but was subsequently extended by the February 19, 2013 amendment. Interest accrues at 0.50% on the average unused portion of the revolving line of credit. The Loan Agreement contains customary negative covenants for facilities of this type that restrict among other things, the Company’s ability to sell assets, make investments and acquisitions, make capital expenditures, grant liens, pay dividends and make certain other restricted payments. The Loan Agreement has three financial covenants, the first requiring a minimum quarterly EBITDA amount, the second requiring a minimum monthly Adjusted Quick Ratio (cash, cash equivalents and short-term investments and accounts receivable divided by current liabilities, net of deferred revenue) and the third requiring a minimum monthly amount of cash held at SVB, all of which are defined in the Loan Agreement.

On April 12, 2012, the Loan Agreement was amended and, among other changes, extended the maturity date to April 14, 2013 and amended the financial covenants to reflect then-current business conditions.

On February 19, 2013, the Company and SVB agreed to extend the Loan Agreement through April 14, 2015 and change the financial covenants to coincide with the Company’s then-current operating plan. The financial covenants include the following: 1) a month-end minimum Adjusted Quick Ratio (cash, cash equivalents, short-term investments and accounts receivable divided by current liabilities net of deferred revenue) of 1.0:1; 2) a minimum month-end cash balance held with SVB between $8.0 million and $10.0 million; and 3) a minimum quarterly EBITDA amount between zero and $(9.0) million. Under the Loan Agreement, the Company may borrow up to $15.0 million as limited by the borrowing base calculation. The borrowing base is equal to 80% of eligible accounts receivable. Further, when the Company achieves two quarters of positive EBITDA performance, the amount the Company may borrow increases to $20.0 million, although such limit remains subject to the borrowing base calculation, with 25% of inventory eligible to be included in the borrowing base at that time. Interest, depending on the Company’s Asset-Based Threshold, as defined, varies from SVB’s prime rate plus 75 basis points (or LIBOR plus 325 basis points) to SVB’s prime rate plus 175 basis points. The SVB prime rate and LIBOR floors are 4.00% and 1.50%, respectively.

On August 8, 2013, the Company and SVB amended the Loan Agreement to change existing financial covenants to coincide with its then current operating plan. The revised financial covenants include the following: 1) a minimum Adjusted Quick Ratio of 1.0:1, tested on a monthly basis, 2) a minimum cash balance to be held with SVB ranging between $10.0 million and $25.0 million, tested on a monthly basis, and 3) a minimum EBITDA amount between zero and $(10.0) million, tested on a quarterly basis. Under the amended Loan Agreement, the Company may borrow up to $15.0 million limited by the borrowing base calculation. The borrowing base is calculated at 80% of eligible accounts receivable, as defined in the amended Loan Agreement. All cash collections will be applied to the outstanding principal balance on a daily basis, but may be borrowed immediately after pay down. Interest is fixed at SVB’s prime rate plus 250 basis points, with a floor of 4.00%. As of September 29, 2013, the Company was in compliance with all of its financial covenants. However, based on its current forecast for the fiscal fourth quarter ending December 29, 2013, the Company anticipates that it will not be in compliance with all of the covenants contained in the amended Loan Agreement for the fiscal fourth quarter. Therefore, the Company is seeking additional financing to support its future capital requirements and its ability to remain in compliance with its loan covenants.

As of December 30, 2012, the Company had a $5.0 million advance against the Revolving Line for working capital purposes. The advance was repaid during the fiscal first quarter of 2013. Subsequently, during the first fiscal quarter, the Company drew an additional advance of $5.0 million and repaid the advance during the second fiscal quarter of 2013. Later during the fiscal second quarter, the Company drew an additional advance of $7.5 million and repaid the advance during the fiscal third quarter. Later in the fiscal third quarter, the Company drew an advance of $10.8 million. Interest on advances against the Loan Agreement is equal to 6.5% simple interest on the outstanding principal as of September 29, 2013 and is payable monthly. The Company may prepay the advances under the Loan Agreement in whole or in part at any time without premium or penalty. As noted, all cash collections are applied to the outstanding principal balance on a daily basis, but may be borrowed immediately after pay down.

Note 8—Loan and Security Agreement

On January 14, 2011, the Company entered into a Loan and Security Agreement (Loan Agreement) with Silicon Valley Bank (SVB) under which SVB shall make advances under a revolving line of credit (Revolving Line) of up to $15.0 million, subject to certain restrictions. Advances under the Loan Agreement may be used solely for working capital purposes. Borrowings, if any, under the Loan Agreement bear interest at the greater of the SVB Prime Rate or 4.00% plus 50 basis points. The Revolving Line is collateralized by a first priority perfected lien on, and pledge of, all of the Company’s present and future property and assets. The original Loan Agreement had a maturity date of January 14, 2013. Interest accrues at 0.50% on the average unused portion of the Revolving Line. The Loan Agreement contains customary negative covenants for facilities of this type that restrict among other things, the Company’s ability to sell assets, make investments and acquisitions, make capital expenditures, grant liens, pay dividends and make certain other restricted payments. The Loan Agreement has three financial covenants related to EBITDA (Earnings before Interest, Tax, Depreciation and Amortization), adjusted quick ratio (cash, cash equivalents and short-term investments and accounts receivable divided by current liabilities, net of deferred revenue) and cash held by SVB all of which as defined in the Loan Agreement.

On April 12, 2012, the Loan Agreement was amended and, among other technical changes, extended the maturity date to April 14, 2013 and amended the financial covenants to reflect current business circumstances. Minimum required EBITDA was reduced by at least $2.0 million for each quarter and the adjusted quick ratio was increased from 1.2 to 1.3. The Company is in compliance with all of the financial covenants as of December 30, 2012.

On September 19, 2012, the Company took a $5.0 million advance against the Revolving Line for working capital purposes. The advance was repaid on November 15, 2012. On December 15, 2012, the Company took an additional advance of $5.0 million. Interest on advances against the line is equal to 4.5% as of December 30, 2012 and is payable monthly. The Company may prepay the advances under the Revolving Line in whole or in part at any time without premium or penalty.

On February 19, 2013, the Company amended the Loan Agreement. See Note 17—Subsequent Event.